Compensation Plans (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Stock based compensation	$ 238	$ 44
Research and development [Member]
Stock based compensation	87
Sales and marketing [Member]
Stock based compensation	5
General and administrative [Member]
Stock based compensation	$ 146	$ 44